Note 4 - Loans - Loan Portfolio by Credit Quality Indicator (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loans	$ 754,283,563	$ 758,635,595	$ 746,093,809
Pass [Member]
Loans	707,965,052	700,095,542
Special Mention [Member]
Loans	19,530,573	26,142,883
Substandard [Member]
Loans	26,787,938	32,397,170
Commercial and Agricultural Portfolio Segment [Member] | Commercial [Member]
Loans	47,024,878	47,781,689	50,960,265
Commercial and Agricultural Portfolio Segment [Member] | Commercial [Member] | Pass [Member]
Loans	44,249,874	44,273,407
Commercial and Agricultural Portfolio Segment [Member] | Commercial [Member] | Special Mention [Member]
Loans	1,861,757	1,927,198
Commercial and Agricultural Portfolio Segment [Member] | Commercial [Member] | Substandard [Member]
Loans	913,247	1,581,084
Commercial and Agricultural Portfolio Segment [Member] | Agricultural [Member]
Loans	17,079,579	19,193,497	16,689,444
Commercial and Agricultural Portfolio Segment [Member] | Agricultural [Member] | Pass [Member]
Loans	16,585,646	18,970,328
Commercial and Agricultural Portfolio Segment [Member] | Agricultural [Member] | Special Mention [Member]
Loans	192,445	17,843
Commercial and Agricultural Portfolio Segment [Member] | Agricultural [Member] | Substandard [Member]
Loans	301,488	205,326
Real Estate Portfolio Segment [Member] | Commercial [Member]
Loans	349,090,031	346,262,033	332,230,847
Real Estate Portfolio Segment [Member] | Commercial [Member] | Pass [Member]
Loans	327,561,169	320,566,237
Real Estate Portfolio Segment [Member] | Commercial [Member] | Special Mention [Member]
Loans	9,403,077	13,652,416
Real Estate Portfolio Segment [Member] | Commercial [Member] | Substandard [Member]
Loans	12,125,785	12,043,380
Real Estate Portfolio Segment [Member] | Commercial Construction [Member]
Loans	30,358,362	40,106,633	51,258,970
Real Estate Portfolio Segment [Member] | Commercial Construction [Member] | Pass [Member]
Loans	28,425,373	36,516,165
Real Estate Portfolio Segment [Member] | Commercial Construction [Member] | Special Mention [Member]
Loans	1,349,447	912,295
Real Estate Portfolio Segment [Member] | Commercial Construction [Member] | Substandard [Member]
Loans	583,542	2,678,173
Real Estate Portfolio Segment [Member] | Residential Construction [Member]
Loans	11,830,447	9,413,263	11,220,683
Real Estate Portfolio Segment [Member] | Residential Construction [Member] | Pass [Member]
Loans	11,630,165	9,413,263
Real Estate Portfolio Segment [Member] | Residential Construction [Member] | Special Mention [Member]
Loans	0
Real Estate Portfolio Segment [Member] | Residential Construction [Member] | Substandard [Member]
Loans	200,282
Real Estate Portfolio Segment [Member] | Residential [Member]
Loans	195,579,967	197,002,419	203,752,620
Real Estate Portfolio Segment [Member] | Residential [Member] | Pass [Member]
Loans	178,618,510	177,054,188
Real Estate Portfolio Segment [Member] | Residential [Member] | Special Mention [Member]
Loans	5,658,526	8,545,942
Real Estate Portfolio Segment [Member] | Residential [Member] | Substandard [Member]
Loans	11,302,931	11,402,289
Real Estate Portfolio Segment [Member] | Farmland [Member]
Loans	66,877,197	61,779,859	49,950,984
Real Estate Portfolio Segment [Member] | Farmland [Member] | Pass [Member]
Loans	65,074,715	56,798,365
Real Estate Portfolio Segment [Member] | Farmland [Member] | Special Mention [Member]
Loans	839,362	929,814
Real Estate Portfolio Segment [Member] | Farmland [Member] | Substandard [Member]
Loans	963,120	4,051,680
Consumer and Other Portfolio Segment [Member] | Consumer [Member]
Loans	19,695,241	20,605,465	22,820,314
Consumer and Other Portfolio Segment [Member] | Consumer [Member] | Pass [Member]
Loans	19,071,739	20,037,996
Consumer and Other Portfolio Segment [Member] | Consumer [Member] | Special Mention [Member]
Loans	225,959	156,739
Consumer and Other Portfolio Segment [Member] | Consumer [Member] | Substandard [Member]
Loans	397,543	410,730
Consumer and Other Portfolio Segment [Member] | Other [Member]
Loans	16,747,861	16,490,737	$ 7,209,682
Consumer and Other Portfolio Segment [Member] | Other [Member] | Pass [Member]
Loans	16,747,861	16,465,593
Consumer and Other Portfolio Segment [Member] | Other [Member] | Special Mention [Member]
Loans	0	636
Consumer and Other Portfolio Segment [Member] | Other [Member] | Substandard [Member]
Loans		$ 24,508